SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash balances by geographic area (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Country:
Percentage of concentrations of credit risk	100.00%	100.00%
Total cash	$ 29,015,368	$ 30,024,372
China
Country:
Percentage of concentrations of credit risk	100.00%	99.80%
Total cash	$ 29,014,776	$ 29,966,611
Hong Kong
Country:
Percentage of concentrations of credit risk	0.00%	0.00%
Total cash	$ 592	$ 635
United States
Country:
Percentage of concentrations of credit risk		0.20%
Total cash		$ 57,126